Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
Supplement [Text Block]	baif_SupplementTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2015 to the

Prospectus of each Fund and the Statement of Additional Information each dated July 29, 2015

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, D. E. Shaw Investment Management, L.L.C. ("DESIM") will serve as a sub-adviser with respect to each Fund.

Effective immediately, each Fund’s Prospectus and the Statement of Additional Information are revised as follows:

The lists of sub-advisers with respect to each Fund in their respective "Principal Investment Strategies" section, "Management of the Fund" section, and "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" section in each Prospectus are revised to include DESIM and, as applicable, its corresponding strategy and sub-strategy:

Sub-Adviser	Strategy	Sub-Strategy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	n/a

Removal of Sub-Adviser

Effective as of October 15, 2015, Verde Servicos Internacionais S.A. ("Verde") will no longer serve as a sub-adviser with respect to each Fund. Each Fund's assets managed by Verde will be reallocated by Blackstone Alternative Investment Advisors LLC, each Fund's investment adviser, to each Fund's other sub-advisers. Therefore, all references to Verde in each Fund's Prospectus and the Statement of Additional Information are hereby removed.
Blackstone Alternative Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Manager Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2015 to the

Prospectus of each Fund and the Statement of Additional Information each dated July 29, 2015

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, D. E. Shaw Investment Management, L.L.C. ("DESIM") will serve as a sub-adviser with respect to each Fund.

Effective immediately, each Fund’s Prospectus and the Statement of Additional Information are revised as follows:

The lists of sub-advisers with respect to each Fund in their respective "Principal Investment Strategies" section, "Management of the Fund" section, and "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" section in each Prospectus are revised to include DESIM and, as applicable, its corresponding strategy and sub-strategy:

Sub-Adviser	Strategy	Sub-Strategy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	n/a

Removal of Sub-Adviser

Effective as of October 15, 2015, Verde Servicos Internacionais S.A. ("Verde") will no longer serve as a sub-adviser with respect to each Fund. Each Fund's assets managed by Verde will be reallocated by Blackstone Alternative Investment Advisors LLC, each Fund's investment adviser, to each Fund's other sub-advisers. Therefore, all references to Verde in each Fund's Prospectus and the Statement of Additional Information are hereby removed.
Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Blackstone Alternative Multi-Strategy Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 5, 2015 to the

Prospectus of each Fund and the Statement of Additional Information each dated July 29, 2015

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, D. E. Shaw Investment Management, L.L.C. ("DESIM") will serve as a sub-adviser with respect to each Fund.

Effective immediately, each Fund’s Prospectus and the Statement of Additional Information are revised as follows:

The lists of sub-advisers with respect to each Fund in their respective "Principal Investment Strategies" section, "Management of the Fund" section, and "More on the Fund's Investment Strategies, Investments, and Risks—Investment Strategy" section in each Prospectus are revised to include DESIM and, as applicable, its corresponding strategy and sub-strategy:

Sub-Adviser	Strategy	Sub-Strategy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	n/a

Removal of Sub-Adviser

Effective as of October 15, 2015, Verde Servicos Internacionais S.A. ("Verde") will no longer serve as a sub-adviser with respect to each Fund. Each Fund's assets managed by Verde will be reallocated by Blackstone Alternative Investment Advisors LLC, each Fund's investment adviser, to each Fund's other sub-advisers. Therefore, all references to Verde in each Fund's Prospectus and the Statement of Additional Information are hereby removed.